Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information

Note 13 – Segment Information

We operate in three reportable segments: Creatd Labs, Creatd Ventures, and Creatd Partners. Our segments were determined based on the economic characteristics of our products and services, our internal organizational structure, the manner in which our operations are managed and the criteria used by our Chief Operating Decision Maker (CODM) to evaluate performance, which is generally the segment’s operating losses.

Operations of:	Products and services provided:
Creatd Labs

Creatd Labs is the segment focused on development initiatives. Creatd Labs houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its  digital communities. Creatd Labs derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees.

Creatd Ventures	Creatd Ventures builds, develops, and scales e-commerce brands. This segment generates revenues through product sales of its two majority-owned direct-to-consumer brands, Camp and Dune Glow Remedy.
Creatd Partners	Creatd Partners fosters relationships between brands and creators through its suite of agency services, including content marketing (Vocal for Brands), performance marketing (Seller’s Choice), and influencer marketing (WHE Agency). Creatd Partners derives revenues in the form of brand fees and talent management commissions.

The following tables present certain financial information related to our reportable segments and Corporate:

	As of March 31, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$7,649	$382,956	$-	$390,605
Prepaid expenses and other current assets	45,815	-	-	229,025	274,840
Deposits and other assets	839,114	-	-	75,586	914,700
Intangible assets	-	1,733,673	724,459	62,241	2,520,373
Goodwill	-	34,089	1,349,696	-	1,383,785
Inventory	-	436,981	-	-	436,981
All other assets	-	-	-	3,419,106	3,419,106
Total Assets	$884,929	$2,212,392	$2,457,111	$3,785,958	$9,340,390

Accounts payable and accrued liabilities	$22,784	$1,129,605	$19,985	$3,659,729	$4,832,103
Note payable, net of debt discount and issuance costs	487,217	65,724	-	634,051	1,186,992
Deferred revenue	161,112	43,545	7,019	-	211,676
All other Liabilities	-	-	-		-
Total Liabilities	$671,113	$1,238,874	$27,004	$4,293,780	$6,230,771

	As of December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$2,884	$334,556	$-	$337,440
Prepaid expenses and other current assets	48,495	-	-	188,170	236,665
Deposits and other assets	626,529	-	-	92,422	718,951
Intangible assets	-	1,637,924	783,676	11,241	2,432,841
Goodwill	-	25,139	1,349,696	-	1,374,835
Inventory	-	106,403	-	-	106,403
All other assets	-	-	-	3,966,124	3,966,124
Total Assets	$675,024	$1,772,350	$2,467,928	$4,257,957	$9,173,259

Accounts payable and accrued liabilities	$9,693	$766,253	$6,232	$2,948,362	$3,730,540
Note payable, net of debt discount and issuance costs	313,979	-	-	1,028,685	1,342,664
Deferred revenue	161,112	13,477	59,570	-	234,159
All other Liabilities	-	-	-	177,644	177,644
Total Liabilities	$484,784	$779,730	$65,802	$4,154,691	$5,485,007

	For the three months ended March 31, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$508,268	$254,690	$585,780	$-	$1,348,738
Cost of revenue	706,196	409,969	456,005	-	1,572,170
Gross margin (loss)	(197,928)	(155,279)	129,775	-	(223,432)

Research and development	134,876	-	91,778	-	226,654
Marketing	970,484	1,013,706	-	107,831	2,092,021
Stock based compensation	251,907	226,298	248,548	354,039	1,080,792
General and administrative not including depreciation, amortization, or Impairment	218,766	288,272	378,492	2,358,963	3,244,493
Depreciation and amortization	-	71,271	31,599	39,022	141,892

Total operating expenses	$1,576,033	$1,599,547	$750,417	$2,859,855	$6,785,852

Interest expense	(13,229)	-	-	(667)	(13,896)
All other expenses	-	-	-	142,132	142,132
Other expenses, net	(13,229)			141,465	128,236

Loss before income tax provision	$(1,787,190)	$(1,754,826)	$(728,474)	$(2,610,558)	$(6,881,048)

	For the three months ended March 31, 2021
	Creatd Labs	Creatd Partners	Corporate	Total

Net revenue	$167,983	$575,930	$-	$743,913
Cost of revenue	242,134	625,016	-	867,150
Gross margin	(74,151)	(49,086)	-	(123,237)

Research and development	195,691	133,161	-	328,852
Marketing	1,736,257	204,266	102,132	2,042,655
Stock based compensation	365,985	361,105	843,149	1,570,239
General and administrative not including depreciation, amortization, or Impairment	124,053	214,627	1,501,135	1,932,552
Depreciation and amortization	2,753	9,175	29,271	41,199
Total operating expenses	$2,424,740	$922,333	$2,475,687	$5,822,760

Interest expense	(24,596)	-	(174,075)	(198,671)
All other expenses	-	-	(498,569)	(498,569)
Other expenses, net	(24,596)	-	(672,644)	(697,240)

Loss before income tax provision	$(2,523,487)	$(971,419)	$(3,148,331)	$(6,643,237)

Note 15 – Segment Information

We operate in three reportable segments: Creatd Labs, Creatd Ventures, and Creatd Partners. Our segments were determined based on the economic characteristics of our products and services, our internal organizational structure, the manner in which our operations are managed and the criteria used by our Chief Operating Decision Maker (CODM) to evaluate performance, which is generally the segment’s operating losses.

Operations of:	Products and services provided:
Creatd Labs

Creatd Labs is the segment focused on development initiatives. Creatd Labs houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its  digital communities. Creatd Labs derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees.

Creatd Ventures	Creatd Ventures builds, develops, and scales e-commerce brands. This segment generates revenues through product sales of its two majority-owned direct-to-consumer brands, Camp and Dune Glow Remedy.
Creatd Partners	Creatd Partners fosters relationships between brands and creators through its suite of agency services, including content marketing (Vocal for Brands), performance marketing (Seller’s Choice), and influencer marketing (WHE Agency). Creatd Partners derives revenues in the form of brand fees and talent management commissions.

The following tables present certain financial information related to our reportable segments and Corporate:

	As of December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$2,884	$334,556	$-	$337,440
Prepaid expenses and other current assets	48,495	-	-	188,170	236,665
Deposits and other assets	626,529	-	-	92,422	718,951
Intangible assets	-	1,637,924	783,676	11,241	2,432,841
Goodwill	-	25,139	1,349,696	-	1,374,835
Inventory	-	106,403	-	-	106,403
All other assets	-	-	-	3,966,124	3,966,124
Total Assets	$675,024	$1,772,350	$2,467,928	$4,257,957	$9,173,259

Accounts payable and accrued liabilities	$9,693	$766,253	$6,232	$2,948,362	$3,730,540
Note payable, net of debt discount and issuance costs	313,979	-	-	1,028,685	1,342,664
Deferred revenue	161,112	13,477	59,570	-	234,159
All other Liabilities	-	-	-	177,644	177,644
Total Liabilities	$484,784	$779,730	$65,802	$4,154,691	$5,485,007

	As of December 31, 2020
	Creatd Labs	Creatd Partners	Corporate	Total

Accounts receivable, net	$3,800	$86,555	$-	$90,355
Prepaid expenses and other current assets	19,631	-	4,225	23,856
Intangible assets	-	960,611	-	960,611
Goodwill	-	1,035,795	-	1,035,795
All other assets	-	-	8,673,863	8,673,863
Total Assets	$23,431	$2,082,961	$8,678,088	$10,784,480

Accounts payable and accrued liabilities	$6,221	$83,964	$2,548,503	$2,638,688
Note payable, net of debt discount and issuance costs	55,928	-	1,165,611	1,221,539
Deferred revenue	-	88,637	-	88,637
All other Liabilities	-	-	1,390,420	1,390,420
Total Liabilities	$62,149	$172,601	$5,104,534	$5,339,284

	For the year ended December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,926,374	$90,194	$2,283,149	$-	$4,299,717
Cost of revenue	3,186,240	148,989	1,964,808	-	5,300,037
Gross margin	(1,259,866)	(58,940)	318,341	-	(1,000,320)

Research and development	758,293	131	225,104	-	983,528
Marketing	8,182,935	-	962,698	481,349	9,626,982
Stock based compensation	1,727,021	1,560,546	1,884,986	4,488,615	9,661,168
Impairment of goodwill	-	-	1,035,795	-	1,035,795
General and administrative not including depreciation, amortization, or Impairment	3,918,130	1,665,783	1,600,212	2,791,236	9,975,360
Depreciation and amortization	-	100,633	252,730	44,076	397,440
Impairment of intangibles	-	-	688,127	-	688,127

Total operating expenses	$14,586,379	$3,327,093	$6,649,652	$11,803,003	$32,368,400

Interest expense	(12,706)	-	-	(359,400)	(372,106)
All other expenses	-	-	-	(3,638,327)	(3,638,327)
Other expenses, net	(12,706)			(3,997,727)	(4,010,433)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(15,858,951)	$(3,385,888)	$(6,331,311)	$(11,803,003)	$(37,379,153)

	For the year ended December 31, 2020
	Creatd Labs	Creatd Partners	Corporate	Total

Net revenue	$375,043	$837,827	$-	$1,212,870
Cost of revenue	652,259	842,783	-	1,495,042
Gross margin	(277,216)	(4,956)	-	(282,172)

Research and development	227,656	29,775	-	257,431
Marketing	2,426,668	285,490	142,745	2,854,904
Stock based compensation	1,226,495	1,338,678	4,295,990	6,861,163
General and administrative not including depreciation, amortization, or Impairment	2,301,088	939,792	2,592,581	5,858,454
Depreciation and amortization	-	132,768	24,993	157,761
Impairment of intangibles	-	-	11,450	11,450
Total operating expenses	$6,181,907	$2,726,504	$7,067,759	$16,001,163

Interest expense	(15,828)	-	(356,278)	(372,106)
All other expenses	-	-	(7,557,342)	(7,557,342)
Other expenses, net	(15,828)	-	(7,913,620)	(7,929,448)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(6,474,951)	$(2,731,460)	$(14,981,379)	$(24,212,783)

During the year ended December 31, 2021, Creatd Partners acquired assets from the Purchase of WHE. See note 14 for a list of assets acquired.

During the year ended December 31, 2021, Creatd Ventures acquired assets from the Purchase of Dune and Plant Camp. See note 14 for a list of assets acquired.